Schedule of Right-of-use Asset (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Right-of-use asset	$ 1,022,717	$ 984,562	$ 984,562	$ 670,808
Less accumulated depreciation	(335,750)	(270,125)	(226,437)	(45,786)
Right-of-use asset, net	$ 686,967	$ 714,437	$ 758,125	$ 625,022